Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
Summary of reconciliation of taxes
	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Net profit (loss) as reported in the statements of operations	(190)	(252)	42
Statutory tax rate	24.0%	25.0%	26.5%
Income Tax under statutory tax rate	(46)	(63)	11

Less full valuation allowance	46	63	(11)

Actual income tax	-	-	-